Capital structure	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Capital structure
Note 25: Capital structure

Authorized Capital
On September 16, 2016, the Bank began trading on the New York Stock Exchange under the ticker symbol "NTB". The offering of 12,234,042 common shares consisted of 5,957,447 newly issued common shares sold by Butterfield and 6,276,595 common shares sold by certain selling shareholders, including 1,595,744 common shares sold by certain of the selling shareholders pursuant to the underwriters’ option to purchase additional shares, which was exercised in full prior to the closing.

On July 25, 2016, the Bank’s board of directors approved a consolidation of the existing common shares on the basis of a 10 to 1 ratio, subject to shareholder approval. As a result of this consolidation, effective September 6, 2016 upon shareholder approval, every 10 common shares of par value BM$0.01 were consolidated into 1 common share of par value BM$0.10 (the “Share Consolidation”).

In addition, as at September 6, 2016, the par value of each issued common share and each authorized but unissued common share was reduced from BM$0.10 to BM$0.01 and the authorized share capital of the Bank was correspondingly reduced from 2,000,000,000 common shares of par value BM$0.10 each, 6,000,000,000 non‑voting ordinary shares of par value BM$0.01 each, 110,200,001 preference shares of par value US$0.01 each and 50,000,000 preference shares of par value £0.01 each to 2,000,000,000 common shares of par value BM$0.01 each, 6,000,000,000 non‑voting ordinary shares of par value BM$0.01 each, 110,200,001 preference shares of par value US$0.01 each and 50,000,000 preference shares of par value £0.01 each, without any payment by the Bank to the holders of the voting ordinary shares in respect thereof (the “Reduction in Par Value” and together with the Share Consolidation, the “Reverse Share Split”). Immediately following the Reduction in Par Value, the Bank repurchased any and all fractions of common shares issued and outstanding from the holders thereof. Prior to the Reverse Share Split, the Bank’s total authorized share capital consisted of (i) 20 billion common shares of par value BM$0.01, (ii) 6 billion non‑voting ordinary shares of par value BM$0.01; (iii) 110,200,001 preference shares of par value US$0.01 and (iv) 50 million preference shares of par value £0.01.

Dividends Declared
During the year ended December 31, 2019, the Bank declared cash dividends of $1.76 (December 31, 2018: $1.52, December 31, 2017: $1.28) for each common share as of the related record dates. On February 12, 2020, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 11, 2020 to shareholders of record on February 26, 2020.

The Bank is required to comply with Section 54 of the Companies Act 1981 issued by the Government of Bermuda (the “Companies Act”) each time a dividend is declared or paid by the Bank and also obtain a letter of no objection from the BMA pursuant to the Banks and Deposit Companies Act 1999 for any dividends declared. The Bank has complied with Section 54 and has obtained BMA's letter of no objection for all dividends declared during the periods presented.

Regulatory Capital
Effective January 1, 2016, the Bank’s regulatory capital is determined in accordance with current Basel III guidelines as issued by the BMA. Basel III adopts Common Equity Tier 1 ("CET1") as the predominant form of regulatory capital with the CET1 ratio as a new metric. Basel III also adopts the new Leverage Ratio regime, which is calculated by dividing Tier 1 capital by an exposure measure. The Leverage Ratio Exposure Measure consists of total assets (excluding items deducted from Tier 1 capital) and certain off-balance sheet items converted into credit exposure equivalents as well as adjustments for derivatives to reflect credit risk and other risks.

The Bank is fully compliant with all regulatory capital requirements to which it is subject, and it maintains capital ratios in excess of regulatory minimums as at December 31, 2019 and 2018. The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2019		December 31, 2018
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	848,821	N/A	846,043	N/A
Tier 1 capital	848,821	N/A	846,043	N/A
Tier 2 capital	103,243	N/A	121,521	N/A
Total capital	952,064	N/A	967,564	N/A

Risk Weighted Assets	4,897,851	N/A	4,321,354	N/A

Leverage Ratio Exposure Measure	14,377,474	N/A	11,139,677	N/A

Capital Ratios (%)
CET 1 capital	17.3%	10.0%	19.6%	9.4%
Tier 1 capital	17.3%	11.5%	19.6%	10.9%
Total capital	19.4%	16.3%	22.4%	15.6%
Leverage ratio	5.9%	5.0%	7.6%	5.0%